DERIVATIVE LIABILITIES (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying value of derivative liabilities and the input used to estimate fair value
The Company’s derivative liabilities included the following balances and changes in the carrying value of Warrants as of September 30, 2023:

	NUMBER OF WARRANTS	AMOUNT
Balance - August 31, 2022	4,235,913	$4,138
Revaluation of Warrants	—	(4,138)
Balance - September 30, 2023	4,235,913	$—

The following inputs were used to estimate the fair value of the Warrants at September 30, 2023 and August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Risk free interest rate	4.83%	3.64%
Life of Warrants (years)	0.12	1.20
Market price of Common Shares	$1.76	$1.42
Expected future volatility of Common Shares	91.00%	77.30%
Fair value per Warrant	$—	$0.24
The following inputs were used to estimate the fair value of the Top-up Rights at September 30, 2023, and August 31, 2022:

	SEPTEMBER 30, 2023
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$1.20 - $45.08	$2.50	$—	$—
Risk free interest rate	4.11% - 4.54%	3.59%	3.65%	3.78%
Expected future volatility of Common Shares	70.00% - 90.00%	90.00%	85.00%	85.00%
Expected life(1)	1.34 - 5.12	0.12	5.92	5.18
Forfeiture rate	10%	—%	25%	6%

	AUGUST 31, 2022
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$2.40 - $38.12	$10.00	$—	$—
Risk free interest rate	3.15% - 3.71%	3.75%	3.16%	3.13%
Expected future volatility of Common Shares	70.00% - 95.00%	70.00%	90.00%	85.00%
Expected life(1)	1.34 - 5.12	1.20	4.91	5.47
Forfeiture rate	10%	—%	25%	6%

(1)Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 15(iv).